Changes in Preferred Stock, Common Stock and Treasury Stock (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock
Stock Option Activity And Changes [Line Items]
Beginning Balance		2.6	2.6
Preferred stock conversion		(2.6)
Ending Balance			2.6
Common Stock
Stock Option Activity And Changes [Line Items]
Beginning Balance	52.4	45.1	44.3
Stock-based compensation	0.2	0.4	0.8
Preferred stock conversion		6.9
Ending Balance	52.6	52.4	45.1
Treasury Stock
Stock Option Activity And Changes [Line Items]
Beginning Balance	2.7	1.1	0.4
Common stock repurchases		1.6	0.6
Stock-based compensation			0.1
Ending Balance	2.7	2.7	1.1